UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07634

Name of Fund:	BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 – 11/30/2008

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report NOVEMBER 30, 2008 | (UNAUDITED)

BlackRock Corporate High Yield Fund, Inc. (COY)
BlackRock Corporate High Yield Fund III, Inc. (CYE)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

The present times may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis mushroomed into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to rescue the beleaguered financial system.

The U.S. economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflation pressures subsided amid plummeting oil prices, but a uniform and rapid deterioration in key economic indicators darkened growth prospects. Just after the close of the reporting period, the National Bureau of Economic Research officially declared that the U.S. was in a recession, and that it had begun in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a record low range of between zero to 0.25% on December 16. More significant was the central bank’s pledge that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of prior years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors retreated to the safest and most liquid investments. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to its taxable counterparts. Similarly, economic turmoil and badly broken credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of November 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(35.20)%	(38.09)%

Small cap U.S. equities (Russell 2000 Index)	(36.26)	(37.46)

International equities (MSCI Europe, Australasia, Far East Index)	(44.92)	(47.79)

U.S. Treasury securities (Merrill Lynch 10-Year U.S. Treasury Index)	11.62	12.69

Taxable fixed income (Barclays Capital U.S. Aggregate Index*)	0.24	1.74

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.98)	(3.61)

High yield bonds (Barclays Capital U.S. Corporate High-Yield 2% Issuer Capped Index*)	(31.73)	(30.49)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2008	BlackRock Corporate High Yield Fund, Inc.

Investment Objective

BlackRock Corporate High Yield Fund, Inc. (COY) (the “Fund”) seeks to provide shareholders with current income with a secondary objective of providing shareholders with capital appreciation. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of fixed-income securities that are rated below investment grade by the established rating services (Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Corporation (“S&P”)) or are unrated securities of comparable quality.

Performance

For the six months ended November 30, 2008, the Fund returned (47.14)% based on market price and (40.70)% based on net asset value (“NAV”). For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (42.62)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV widened from 6% to 16% during the period, which hurt price performance relative to NAV performance. Overall, an underweight in BB-rated issues and overweight in CCC-rated securities hurt relative performance for the period, while defensive sector positioning and credit selection helped. The Fund maintained less leverage than many of its Lipper peers and had an allocation to bank loans, both of which proved advantageous.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	COY
Initial Offering Date	June 25, 1993
Yield on Closing Market Price as of November 30, 2008 ($3.58)[1]	20.45%
Current Monthly Distribution per share[2]	$0.061
Current Annualized Distribution per share[2]	$0.732
Leverage as of November 30, 2008[3]	31%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	11/30/08	5/31/08	Change	High	Low

Market Price	$3.58	$7.28	(50.82)%	$7.37	$2.71
Net Asset Value	$4.27	$7.74	(44.83)%	$7.75	$4.21

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	11/30/08	5/31/08

Corporate Bonds	82%	87%
Floating Rate Loan Interests	16	10
Preferred Securities	1	2
Common Stocks	1	1

Credit Quality Allocations[4]

Credit Rating	11/30/08	5/31/08

A/A	1%	—
BBB/Baa	4	3%
BB/Ba	30	27
B/B	47	54
CCC/Caa	14	14
CC/Ca	2	—
Not Rated	2	2

[4]	Using the higher of S&P’s or Moody’s ratings.

4	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Fund Summary as of November 30, 2008	BlackRock Corporate High Yield Fund III, Inc.

Investment Objective

BlackRock Corporate High Yield Fund III, Inc. (CYE) (the “Fund”) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody’s or BB or lower by S&P) or are unrated securities of comparable quality.

Performance

For the six months ended November 30, 2008, the Fund returned (48.23)% based on market price and (41.36)% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (42.62)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV widened from 8% to 19% during the period, which hurt price performance relative to NAV performance. Overall, an underweight in BB-rated issues and overweight in CCC-rated securities hurt relative performance for the period, while defensive sector positioning and credit selection helped. The Fund maintained less leverage than many of its Lipper peers and had an allocation to bank loans, both of which proved advantageous.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	CYE
Initial Offering Date	January 30, 1998
Yield on Closing Market Price as of November 30, 2008 ($3.38)[1]	21.30%
Current Monthly Distribution per share[2]	$0.060
Current Annualized Distribution per share[2]	$0.720
Leverage as of November 30, 2008[3]	31%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	11/30/08	5/31/08	Change	High	Low

Market Price	$3.38	$7.03	(51.92)%	$7.07	$2.65
Net Asset Value	$4.15	$7.62	(45.54)%	$7.63	$4.10

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	11/30/08	5/31/08

Corporate Bonds	82%	87%
Floating Rate Loan Interests	16	9
Preferred Securities	1	2
Common Stocks	1	2

Credit Quality Allocations[4]

Credit Rating	11/30/08	5/31/08

A/A	1%	—
BBB/Baa	5	3%
BB/Ba	29	27
B/B	47	53
CCC/Caa	15	14
CC/Ca	1	1
Not Rated	2	2

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	5

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage through borrowings and the issuance of short-term securities and Preferred Shares. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s Common Shareholders will benefit from the incremental yield.

The interest earned on securities purchased with the proceeds from leverage is paid to Common Shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of each Fund’s Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, returns to Common Shareholders will be lower than if the Funds had not used leverage.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues debt securities for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays interest expense on the $30 million of debt securities based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $130 million earns the income based on long-term interest rates. In this case, the interest expense of the debt securities is significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays interest expense on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s debt securities do not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from debt securities.

The use of leverage may enhance opportunities for increased returns to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in each Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Fund may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Fund. A Fund will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to borrow through a credit facility and the issuance of short-term debt securities up to 33 1/3% of total managed assets. As of November 30, 2008, the Funds had outstanding leverage from credit facility borrowings as a percentage of total managed assets as follows:

Percent of Leverage

BlackRock Corporate High Yield Fund, Inc.	31%
BlackRock Corporate High Yield Fund III, Inc.	31%

Derivative Instruments

The Funds may invest in various derivative instruments, including swap agreements, futures and forward currency contracts, and other instruments specified in the Notes to Financial Statements, which constitute additional forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that they might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

6	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Schedule of Investments November 30, 2008 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense — 1.7%
DRS Technologies, Inc., 6.875%, 11/01/13	USD	1,325	$1,315,062
Hawker Beechcraft Acquisition Co. LLC:
8.50%, 4/01/15		120	56,400
8.875%, 4/01/15 (a)		275	114,125
L-3 Communications Holdings, Inc., 3%, 8/01/35 (b)		1,105	1,020,744

			2,506,331

Airlines — 0.6%
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		842	631,606
Series 2001-1-C, 7.033%, 12/15/12		304	206,524

			838,130

Auto Components — 2.0%
Allison Transmission, Inc. (c):
11%, 11/01/15		730	357,700
11.25%, 11/01/15 (a)		1,085	439,425
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11		1,355	989,150
8.625%, 12/01/11		1,332	994,005
Lear Corp., 8.75%, 12/01/16		825	177,375

			2,957,655

Automobiles — 0.3%
Ford Capital BV, 9.50%, 6/01/10		710	255,600
Ford Motor Co., 8.90%, 1/15/32		600	138,000

			393,600

Building Products — 1.0%
Momentive Performance Materials, Inc., 11.50%, 12/01/16		1,535	406,775
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,830	1,084,275

			1,491,050

Capital Markets — 1.2%
E*Trade Financial Corp., 12.50%, 11/30/17 (c)		1,509	988,231
Marsico Parent Co., LLC, 10.625%, 1/15/16 (c)		1,004	453,055
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(c)		381	172,019
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(c)		258	116,371

			1,729,676

Chemicals — 2.4%
American Pacific Corp., 9%, 2/01/15		800	696,000
Hexion U.S. Finance Corp.:
6.649%, 11/15/14 (d)		900	441,000
9.75%, 11/15/14		200	104,000
Innophos, Inc., 8.875%, 8/15/14		740	629,000
Key Plastics LLC, 11.75%, 3/15/13 (c)(e)(f)		425	21,250
MacDermid, Inc., 9.50%, 4/15/17 (c)		1,595	861,300
Nalco Finance Holdings, Inc., 10.041%, 2/01/14 (g)		780	616,200
Terra Capital, Inc. Series B, 7%, 2/01/17		265	191,462

			3,560,212

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies — 5.1%
Corrections Corp. of America, 7.50%, 5/01/11	USD	2,800	$2,660,000
DI Finance Series B, 9.50%, 2/15/13		269	228,650
Sally Holdings LLC:
9.25%, 11/15/14		200	151,000
10.50%, 11/15/16		553	320,740
US Investigations Services, Inc., 10.50%, 11/01/15 (c)		700	511,000
Waste Services, Inc., 9.50%, 4/15/14		2,800	2,128,000
West Corp.:
9.50%, 10/15/14		700	371,000
11%, 10/15/16		2,720	1,169,600

			7,539,990

Communications Equipment — 0.3%
Nortel Networks Ltd., 9.003%, 7/15/11 (d)		1,400	455,000

Construction & Engineering — 0.8%
Dycom Industries, Inc., 8.125%, 10/15/15		1,650	1,130,250

Construction Materials — 1.9%
Nortek, Inc., 10%, 12/01/13		3,270	2,289,000
Texas Industries, Inc., 7.25%, 7/15/13		720	547,200

			2,836,200

Containers & Packaging — 5.6%
Berry Plastics Holding Corp., 6.694%, 9/15/14 (d)		1,655	777,850
Crown European Holdings SA, 6.25%, 9/01/11	EUR	1,200	1,326,405
Graphic Packaging International Corp.:
8.50%, 8/15/11	USD	1,175	963,500
9.50%, 8/15/13		590	407,100
Impress Holdings BV, 7.878%, 9/15/13 (c)(d)		390	234,975
Owens Brockway Glass Container, Inc.:
8.25%, 5/15/13		925	869,500
6.75%, 12/01/14	EUR	200	193,116
Packaging Dynamics Finance Corp., 10%, 5/01/16 (c)	USD	1,255	577,300
Pregis Corp., 12.375%, 10/15/13		1,130	621,500
Rock-Tenn Co., 8.20%, 8/15/11		1,875	1,725,000
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17		2,220	588,300

			8,284,546

Diversified Consumer Services — 2.8%
Catalina Marketing Corp., 10.50%, 10/01/15 (a)(c)		2,500	2,137,500
Service Corp. International, 7%, 6/15/17		2,800	2,016,000

			4,153,500

Diversified Financial Services — 3.6%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (c)		490	406,700
FCE Bank Plc:
7.125%, 1/16/12	EUR	2,500	1,746,941
Series JD, 6.142%, 9/30/09 (d)		250	231,867
Ford Motor Credit Co. LLC:
7.569%, 1/13/12 (d)	USD	195	85,800
7.80%, 6/01/12		200	86,262
GMAC LLC:
7.25%, 3/02/11		550	224,603
4.403%, 12/01/14 (d)		1,485	445,500
6.75%, 12/01/14		2,390	776,576
8%, 11/01/31		670	176,205
Leucadia National Corp., 8.125%, 9/15/15		1,250	1,084,375

			5,264,829

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services — 5.5%
Broadview Networks Holdings, Inc., 11.375%, 9/01/12	USD	1,000	$710,000
Cincinnati Bell, Inc., 7.25%, 7/15/13		245	200,900
Qwest Communications International, Inc., 7.50%, 2/15/14		3,535	2,297,750
Qwest Corp.:
6.069%, 6/15/13 (d)		1,350	945,000
7.625%, 6/15/15		500	377,500
Verizon Communications, Inc., 8.75%, 11/01/18		1,230	1,230,315
Windstream Corp., 8.125%, 8/01/13		2,800	2,310,000

			8,071,465

Electric Utilities — 2.4%
Edison Mission Energy, 7.50%, 6/15/13		1,775	1,446,625
NSG Holdings LLC, 7.75%, 12/15/25 (c)		965	752,700
Tenaska Alabama Partners LP, 7%, 6/30/21 (c)		1,794	1,369,562

			3,568,887

Electrical Equipment — 0.4%
Coleman Cable, Inc., 9.875%, 10/01/12		925	596,625
UCAR Finance, Inc., 10.25%, 2/15/12		49	44,835

			641,460

Electronic Equipment & Instruments — 0.4%
Sanmina-SCI Corp., 8.125%, 3/01/16		1,190	535,500

Energy Equipment & Services — 0.5%
Compagnie Générale de Geophysique-Veritas:
7.50%, 5/15/15		195	126,750
7.75%, 5/15/17		300	184,125
North American Energy Partners, Inc., 8.75%, 12/01/11		680	510,000

			820,875

Food & Staples Retailing — 0.6%
AmeriQual Group LLC, 9.50%, 4/01/12 (c)		750	465,000
Rite Aid Corp., 7.50%, 3/01/17		660	376,200

			841,200

Food Products — 1.0%
Del Monte Corp., 8.625%, 12/15/12		1,562	1,413,610

Health Care Equipment & Supplies — 3.2%
Biomet, Inc.:
10.375%, 10/15/17 (a)		260	205,400
11.625%, 10/15/17		260	195,000
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15		900	297,000
DJO Finance LLC, 10.875%, 11/15/14		4,900	3,577,000
Hologic, Inc., 2%, 12/15/37 (b)(h)		815	461,494

			4,735,894

Health Care Providers & Services — 3.5%
Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		470	377,175
HCA, Inc., 9.25%, 11/15/16		180	146,250
Tenet Healthcare Corp.:
6.375%, 12/01/11		330	250,800
6.50%, 6/01/12		4,080	2,978,400
Vanguard Health Holding Co. II, LLC, 9%, 10/01/14		1,700	1,360,000

			5,112,625

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure — 6.8%
American Real Estate Partners LP, 7.125%, 2/15/13	USD	2,815	$1,696,038
Caesars Entertainment, Inc., 7.875%, 3/15/10		1,275	663,000
Galaxy Entertainment Finance Co. Ltd. (c):
8.133%, 12/15/10 (d)		225	85,500
9.875%, 12/15/12		500	185,000
Gaylord Entertainment Co., 8%, 11/15/13		595	353,281
Great Canadian Gaming Corp., 7.25%, 2/15/15 (c)		1,860	1,283,400
Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(e)(f)		522	107,010
Harrah’s Operating Co., Inc., 10.75%, 2/01/18 (a)(c)		3,050	272,552
Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10		1,425	470,250
Landry’s Restaurants, Inc., 9.50%, 12/15/14		225	203,625
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (c)		1,175	769,625
MGM Mirage, 6%, 10/01/09		360	291,600
Penn National Gaming, Inc., 6.875%, 12/01/11		1,875	1,687,500
San Pasqual Casino, 8%, 9/15/13 (c)		925	684,500
Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (c)		300	135,000
Station Casinos, Inc., 7.75%, 8/15/16		1,300	396,500
Travelport LLC, 6.828%, 9/01/14 (d)		145	34,800
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)		315	11,025
Virgin River Casino Corp., 9%, 1/15/12		805	241,500
Wynn Las Vegas LLC, 6.625%, 12/01/14		705	498,788

			10,070,494

Household Durables — 0.9%
American Greetings Corp., 7.375%, 6/01/16		975	775,125
Jarden Corp., 7.50%, 5/01/17		900	585,000

			1,360,125

IT Services — 2.2%
Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(c)		360	254,700
First Data Corp., 9.875%, 9/24/15		975	560,625
SunGard Data Systems, Inc.:
9.125%, 8/15/13		2,225	1,724,375
10.625%, 5/15/15 (c)		1,000	770,000

			3,309,700

Independent Power Producers & Energy Traders — 3.6%
The AES Corp., 8.75%, 5/15/13 (c)		994	874,720
Energy Future Holding Corp., 11.25%, 11/01/17 (a)(c)		3,300	1,757,250
NRG Energy, Inc.:
7.25%, 2/01/14		1,525	1,242,875
7.375%, 2/01/16		1,165	946,562
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (a)(c)		900	486,000

			5,307,407

Industrial Conglomerates — 1.6%
Sequa Corp. (c):
11.75%, 12/01/15		2,380	1,047,200
13.50%, 12/01/15 (a)		3,184	1,357,159

			2,404,359

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Insurance — 0.9%
Alliant Holdings I, Inc., 11%, 5/01/15 (c)	USD	1,600	$1,140,000
USI Holdings Corp., 6.024%, 11/15/14 (c)(d)		630	259,088

			1,399,088

Machinery — 0.8%
AGY Holding Corp., 11%, 11/15/14		1,200	720,000
Accuride Corp., 8.50%, 2/01/15		515	185,400
RBS Global, Inc., 8.875%, 9/01/16		420	260,400

			1,165,800

Marine — 1.6%
Horizon Lines, Inc., 4.25%, 8/15/12 (b)		570	291,413
Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (c)		442	265,200
Teekay Shipping Corp., 8.875%, 7/15/11		2,175	1,865,062

			2,421,675

Media — 14.1%
Affinion Group, Inc., 10.125%, 10/15/13		1,255	859,675
Allbritton Communications Co., 7.75%, 12/15/12		1,700	986,000
Barrington Broadcasting Group LLC, 10.50%, 8/15/14		1,090	422,375
CMP Susquehanna Corp., 9.875%, 5/15/14		1,875	332,812
CSC Holdings, Inc. Series B, 7.625%, 4/01/11		2,125	1,880,625
Cablevision Systems Corp. Series B:
8.334%, 4/01/09 (d)		490	478,975
8%, 4/15/12		425	348,500
Charter Communications Holdings II, LLC, 10.25%, 9/15/10		3,650	1,852,375
DirecTV Holdings LLC, 7.625%, 5/15/16		1,405	1,197,762
EchoStar DBS Corp., 7%, 10/01/13		90	67,500
Harland Clarke Holdings Corp.:
6.899%, 5/15/15 (d)		330	135,300
9.50%, 5/15/15		390	171,600
Intelsat Corp., 9.25%, 6/15/16 (c)		480	400,800
Liberty Media Corp., 3.125%, 3/30/23 (b)		1,023	666,229
Local Insight Regatta Holdings, Inc., 11%, 12/01/17		673	316,310
Mediacom LLC, 9.50%, 1/15/13		2,250	1,845,000
Network Communications, Inc., 10.75%, 12/01/13		20	6,600
Nielsen Finance LLC, 10%, 8/01/14		3,510	2,527,200
ProtoStar I Ltd., 10.50%, 10/15/12 (b)(c)(d)		792	593,977
R.H. Donnelley Corp., 11.75%, 5/15/15 (c)		87	23,055
Rainbow National Services LLC, 10.375%, 9/01/14 (c)		1,496	1,294,040
Salem Communications Corp., 7.75%, 12/15/10		2,425	1,503,500
TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		4,415	2,384,100
Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)		1,125	468,281

			20,762,591

Metals & Mining — 4.6%
Aleris International, Inc.:
9%, 12/15/14		950	57,000
10%, 12/15/16		800	84,000
FMG Finance Property Ltd. (c):
10%, 9/01/13		500	280,000
10.625%, 9/01/16		1,210	683,650
Foundation PA Coal Co., 7.25%, 8/01/14		1,850	1,401,375

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc.:
7.084%, 4/01/15 (d)	USD	1,670	$1,002,000
8.375%, 4/01/17		875	621,250
Newmont Mining Corp., 1.625%, 7/15/17 (b)		555	479,381
Novelis, Inc., 7.25%, 2/15/15		1,875	1,087,500
Ryerson, Inc. (c):
10.568%, 11/01/14 (d)		380	250,800
12%, 11/01/15		245	151,900
Steel Dynamics, Inc., 7.375%, 11/01/12		490	362,600
Vedanta Resources Plc, 9.50%, 7/18/18 (c)		600	306,000

			6,767,456

Multiline Retail — 0.1%
Neiman Marcus Group, Inc., 9%, 10/15/15 (a)		310	131,750

Oil, Gas & Consumable Fuels — 8.8%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (c)		1,190	749,700
Berry Petroleum Co., 8.25%, 11/01/16		470	296,100
Chaparral Energy, Inc., 8.50%, 12/01/15		580	214,600
Chesapeake Energy Corp.:
7.25%, 12/15/18		2,315	1,620,500
2.25%, 12/15/38 (b)		775	368,125
Compton Petroleum Finance Corp., 7.625%, 12/01/13		1,505	617,050
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (c)		1,245	647,400
Corral Finans AB, 6.253%, 4/15/10 (a)(c)		2,021	1,266,746
EXCO Resources, Inc., 7.25%, 1/15/11		2,600	2,002,000
Encore Acquisition Co., 6.25%, 4/15/14		1,850	1,276,500
Forest Oil Corp., 7.25%, 6/15/19 (c)		2,135	1,462,475
OPTI Canada, Inc., 8.25%, 12/15/14		1,600	624,000
PetroHawk Energy Corp., 7.875%, 6/01/15 (c)		625	440,625
Sabine Pass LNG LP, 7.50%, 11/30/16		350	241,500
SandRidge Energy, Inc.:
8.625%, 4/01/15 (a)		1,000	632,500
8%, 6/01/18 (c)		935	598,400

			13,058,221

Paper & Forest Products — 3.9%
Abitibi-Consolidated, Inc.:
6.319%, 6/15/11 (d)		760	114,000
8.85%, 8/01/30		175	31,500
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (c)		306	205,171
Bowater, Inc., 5.819%, 3/15/10 (d)		2,625	866,250
Domtar Corp., 7.125%, 8/15/15		2,575	1,751,000
NewPage Corp., 10%, 5/01/12		2,550	1,377,000
Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		825	466,125
Verso Paper Holdings LLC Series B:
6.943%, 8/01/14 (d)		260	140,400
9.125%, 8/01/14		1,695	813,600

			5,765,046

Personal Products — 0.8%
Chattem, Inc., 7%, 3/01/14		1,285	1,117,950

Pharmaceuticals — 0.5%
Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (d)		1,310	746,700

Real Estate Investment Trusts (REITs) — 0.1%
FelCor Lodging LP, 8.50%, 6/01/11		245	169,662

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Real Estate Management & Development — 1.4%
Forest City Enterprises, Inc., 7.625%, 6/01/15	USD	2,825	$1,412,500
Realogy Corp.:
10.50%, 4/15/14		1,830	320,250
12.375%, 4/15/15		2,045	327,200

			2,059,950

Semiconductors & Semiconductor Equipment — 0.2%
Spansion, Inc., 5.328%, 6/01/13 (c)(d)		1,135	238,350

Software — 0.1%
BMS Holdings, Inc., 10.595%, 2/15/12 (a)(c)(d)		369	140,336

Specialty Retail — 2.7%
Asbury Automotive Group, Inc., 7.625%, 3/15/17		330	132,000
AutoNation, Inc.:
6.753%, 4/15/13 (d)		820	520,700
7%, 4/15/14		725	471,250
General Nutrition Centers, Inc.:
7.584%, 3/15/14 (a)(d)		1,640	934,800
10.75%, 3/15/15		1,330	764,750
Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(h)		985	427,244
Michaels Stores, Inc.:
10%, 11/01/14		755	237,825
11.375%, 11/01/16		780	171,600
United Auto Group, Inc., 7.75%, 12/15/16		1,030	375,950

			4,036,119

Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co., 8.875%, 4/01/16		1,875	1,050,000
Quiksilver, Inc., 6.875%, 4/15/15		1,600	592,000

			1,642,000

Thrifts & Mortgage Finance — 0.1%
Residential Capital LLC, 8.50%, 5/15/10 (c)		755	218,950

Wireless Telecommunication Services — 9.0%
Centennial Cellular Operating Co. LLC, 10.125%, 6/15/13		1,525	1,504,031
Centennial Communications Corp., 9.633%, 1/01/13 (d)		1,280	1,196,800
Cricket Communications, Inc.:
9.375%, 11/01/14		1,285	1,019,969
10%, 7/15/15 (c)		835	680,525
Digicel Group Ltd. (c):
8.875%, 1/15/15		1,285	661,775
9.125%, 1/15/15 (a)		1,911	965,055
FiberTower Corp., 9%, 11/15/12 (b)		600	180,750
iPCS, Inc., 5.318%, 5/01/13 (d)		760	532,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,925	2,398,500
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)		2,250	1,631,250
Orascom Telecom Finance SCA, 7.875%, 2/08/14 (c)		265	145,750
Sprint Capital Corp., 7.625%, 1/30/11		2,710	1,951,200
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (c)		375	378,370

			13,245,975

Total Corporate Bonds — 112.7%			166,422,189

Floating Rate Loan Interests	Par (000)		Value

Auto Components — 1.4%
Allison Transmission, Inc. Term Loan, 4.38% – 5.57%, 8/07/14	USD	1,393	$829,709
Dana Holding Corp. Term Advance, 6.75% – 8.02%, 1/31/15		1,904	1,129,790
Delphi Corp.:
Initial Tranche C Loan, 8.50%, 12/31/08		280	69,067
Subsequent Tranche C Loan, 8.50%, 12/31/08		30	7,400

			2,035,966

Automobiles — 0.4%
Ford Motor Co. Term Loan, 4.43%, 12/15/13		922	368,783
General Motors Corp. Term Loan, 5.795%, 11/29/13		771	296,864

			665,647

Building Products — 3.0%
Building Material Corp. of America Term Loan Advance, 6.50% – 6.625%, 2/24/14		498	306,586
CPG International, I Inc. Term Loan, 7.20%, 2/28/11		2,992	2,932,613
Stile Acquisition Corp. (aka Masonite):
Canadian Term Loan, 5.50%, 4/06/13		959	555,022
U.S. Term Loan B, 5%, 4/06/13		970	561,700

			4,355,921

Capital Markets — 0.2%
Marsico Parent Co., LLC Term Loan, 4.438% – 7.75%, 12/15/14		496	330,006

Chemicals — 1.6%
PQ Corp. (fka Niagara Acquisition, Inc.):
First Lien Term Loan, 6.72% – 7.02%, 7/30/14		748	462,902
Second Lien Term Loan, 9.97%, 7/30/15		3,250	1,543,750
Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (e)(f)		2,650	397,500

			2,404,152

Containers & Packaging — 0.2%
Berry Plastics Group, Inc. Term Loan, 11.334%, 6/15/14		902	270,608

Diversified Telecommunication Services — 2.4%
Wind Telecomunicazioni SpA Second Lien Term Loan, 10.92% – 11.473%, 12/17/14	EUR	3,350	3,548,594

Health Care Providers & Services — 1.4%
CHS/Community Health Systems, Inc. Funded Term Loan, 4.018% – 4.463%, 7/25/14	USD	1,522	1,114,739
Rotech Healthcare, Inc. Term Loan, 9.135%, 9/26/11		1,582	1,028,557

			2,143,296

Hotels, Restaurants & Leisure — 0.5%
Travelport, LLC (fka Travelport Inc.) Term Loan, 8.936%, 3/22/12 (a)		2,685	698,075

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Independent Power Producers & Energy Traders — 2.6%
Calpine Corp. Term Loan, 6.645%, 3/29/14	USD	748	$523,414
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B1 Term Loan, 5.268% – 7.262%, 10/10/14		209	141,328
Initial Tranche B2 Term Loan, 5.268% – 7.262%, 10/10/14		1,213	820,114
Initial Tranche B3 Term Loan, 5.268% – 7.262%, 10/10/14		3,465	2,338,009

			3,822,865

Machinery — 0.9%
Navistar International Corp.:
Revolving Credit-Linked, 4.686% – 7.126%, 1/19/12		505	272,700
Term Advance, 4.686%, 1/19/12		1,385	747,900
Rexnord Holdings, Inc. Term Loan, 9.81%, 3/02/13 (a)		393	306,204

			1,326,804

Media — 4.5%
Affinion Group Holdings, Inc. Loan, 9.868%, 3/01/12		400	160,000
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/05/14		1,496	1,256,850
HMH Publishing Company Ltd. (fka Education Media):
Mezzanine, 5.50% – 7.561%, 11/14/14		5,755	3,452,971
Tranche A Term Loan, 7.516%, 11/14/14		2,417	1,522,500
NV Broadcasting Second Lien Term Loan, 9.32%, 10/26/14		1,000	300,000

			6,692,321

Multiline Retail — 0.3%
Dollar General Corp. Tranche B1 Term Loan, 4.173% – 6.17%, 7/03/14		600	460,650

Oil, Gas & Consumable Fuels — 1.4%
Abbot Group Plc Mezzanine Bridge Loan, 14.50%, 3/15/18 (i)		2,121	2,078,202

Paper & Forest Products — 1.0%
Georgia-Pacific LLC Term Loan B, 2.76% – 5.262%, 12/20/12		315	241,675
NewPage Corp. Term Loan B, 7%, 12/21/14		496	364,123
Verso Paper Finance Holdings LLC Term Loan, 10.012%, 2/01/13		1,082	824,063

			1,429,861

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term Loan B, 5.706%, 9/22/14		380	217,313
Synthetic Letter of Credit, 1.751% – 3.15%, 9/22/14		120	68,625

			285,938

Total Floating Rate Loan Interests — 22.0%			32,548,906

Common Stocks	Shares		Value

Capital Markets — 0.1%
E*Trade Financial Corp. (e)		68,734	$92,791

Communications Equipment — 0.5%
Loral Space & Communications Ltd. (e)		77,483	654,731

Containers & Packaging — 0.0%
Smurfit Kappa Plc (e)		3,634	8,572

Electrical Equipment — 0.0%
Medis Technologies Ltd. (e)		67,974	45,543
SunPower Corp. Class B (e)		352	9,159

			54,702

Oil, Gas & Consumable Fuels — 0.3%
EXCO Resources, Inc. (e)		61,439	471,237

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		37,144	39,235
Ainsworth Lumber Co. Ltd. (c)(e)		41,686	43,997
Western Forest Products, Inc. (c)(e)		41,528	16,408
Western Forest Products, Inc. (e)		147,968	58,462

			158,102

Wireless Telecommunication Services — 0.2%
American Tower Corp. Class A (e)		11,273	307,077

Total Common Stocks — 1.2%			1,747,212

Preferred Securities

Capital Trusts	Par (000)

Diversified Financial Services — 2.0%
Citigroup, Inc. Series E, 8.40% (d)(j)	USD	3,035	1,792,016
JPMorgan Chase & Co., 7.90% (d)(j)		1,350	1,056,834

Total Capital Trusts — 2.0%			2,848,850

Preferred Stocks	Shares

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (c)		67	34,840

Total Preferred Stocks — 0.0%			34,840

Total Preferred Securities — 2.0%			2,883,690

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Warrants (k)	Shares	Value

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	29,930	$0

Total Warrants — 0.0%		0

Other Interests (l)	Beneficial Interest (000)

Media — 0.0%
Adelphia Escrow (i)	USD	700	70
Adelphia Recovery Trust (i)		878	3,512

Total Other Interests			3,582

Total Long-Term Investments (Cost — $326,734,567) — 137.9%			203,605,579

Short-Term Securities	Par (000)

U.S. Government Agency Obligations — 2.1%
Fannie Mae Discount Notes, 1.38%, 12/02/08 (m)(n)		825	824,969
Fannie Mae Discount Notes, 1.27%, 12/24/08 (m)(n)		900	899,281
Federal Home Loan Banks (m)(n):
0.45%, 12/16/08		700	699,869
2.11%, 1/05/09		700	696,792

			3,120,911

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (o)(p)		1,748	1,748,077

Total Short-Term Securities (Cost — $4,870,801) — 3.3%			4,868,988

Options Purchased	Contracts

OTC Traded Call Options
Marsico Parent Superholdco LLC, expiring December 2019 at USD 942.86, Broker, The Goldman Sachs Group, Inc.		17	24,650

Total Options Purchased (Cost — $16,622) — 0.0%			24,650

Total Investments (Cost — $331,621,990*) — 141.2%			208,499,217
Liabilities in Excess of Other Assets — (41.2)%			(60,865,287)

Net Assets — 100.0%			$147,633,930

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$332,085,380

Gross unrealized appreciation	$171,160
Gross unrealized depreciation	(123,757,323)

Net unrealized depreciation	$(123,586,163)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(b)	Convertible security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(h)	Represents a step bond. Rate shown is as of report date.

(i)	Security is fair valued.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	“Other interests” represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Rate shown is the yield to maturity as of the date of purchase.

(n)	All or a portion of security has been pledged as collateral in connection with swaps.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Series, LLC Cash Sweep Series	USD	1,748,077	$23,818

(p)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Foreign currency exchange contracts as of November 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,508,134	EUR	2,778,500	12/10/08	$(21,028)
USD	160,439	CAD	190,000	1/21/09	7,156
EUR	675,000	USD	856,807	1/21/09	393
USD	2,753,939	EUR	2,066,000	1/21/09	130,273
USD	2,214,288	EUR	1,732,000	1/21/09	14,778
USD	52,633	EUR	41,000	1/21/09	566

Total					$132,138

•	Credit default swaps — sold protection outstanding as of November 30, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating(1)	Notional Amount (000)(2)		Unrealized Depreciation

Ford Motor Company	3.80%	UBS AG	March 2010	CCC–	USD	930	$(599,711)

Ford Motor Company	5.00%	The Goldman Sachs Group, Inc.	June 2010	CCC–	USD	3,750	(2,439,578)

Total							$(3,039,289)

(1)	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

(2)	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement. See Note 1 of the Notes to Financial Statements.

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	USD	U.S. Dollar

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$1,694,641	—
Level 2	192,117,048	$(2,882,501)
Level 3	14,662,878	—

Total	$208,474,567	$(2,882,501)

*	Other financial instruments are foreign currency exchange contracts, options and swaps.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance, as of June 1, 2008	$3,582
Accrued discounts/premiums	17,368
Realized gain	636
Change in unrealized depreciation	(8,074,606)
Net purchases	2,119,350
Net transfers in/out of Level 3	20,596,548

Balance, as of November 30, 2008	$14,662,878

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	13

Schedule of Investments November 30, 2008 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense — 1.7%
DRS Technologies, Inc., 6.875%, 11/01/13	USD	1,425	$1,414,313
Hawker Beechcraft Acquisition Co. LLC:
8.50%, 4/01/15		120	56,400
8.875%, 4/01/15 (a)		295	122,425
L-3 Communications Holdings, Inc., 3%, 8/01/35 (b)		1,205	1,113,119

			2,706,257

Airlines — 0.6%
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18 (c)		873	654,999
Series 2001-1-C, 7.033%, 12/15/12		340	231,449

			886,448

Auto Components — 2.0%
Allison Transmission, Inc. (d):
11%, 11/01/15		800	392,000
11.25%, 11/01/15 (a)		1,160	469,800
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11		1,450	1,058,500
8.625%, 12/01/11		1,422	1,061,167
Lear Corp., 8.75%, 12/01/16		875	188,125

			3,169,592

Automobiles — 0.3%
Ford Capital BV, 9.50%, 6/01/10		785	282,600
Ford Motor Co., 8.90%, 1/15/32		700	161,000

			443,600

Building Products — 1.0%
Momentive Performance Materials, Inc., 11.50%, 12/01/16		1,650	437,250
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,975	1,170,187

			1,607,437

Capital Markets — 1.2%
E*Trade Financial Corp., 12.50%, 11/30/17 (d)		1,520	995,600
Marsico Parent Co., LLC, 10.625%, 1/15/16 (d)		1,073	484,191
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(d)		408	184,020
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(d)		276	124,502

			1,788,313

Chemicals — 2.4%
American Pacific Corp., 9%, 2/01/15		880	765,600
Hexion U.S. Finance Corp.:
6.649%, 11/15/14 (e)		950	465,500
9.75%, 11/15/14		200	104,000
Innophos, Inc., 8.875%, 8/15/14		825	701,250
Key Plastics LLC, 11.75%, 3/15/13 (d)(f)(g)		455	22,750
MacDermid, Inc., 9.50%, 4/15/17 (d)		1,700	918,000
Nalco Finance Holdings, Inc., 10.078%, 2/01/14 (h)		724	571,960
Terra Capital, Inc. Series B, 7%, 2/01/17		280	202,300

			3,751,360

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies — 5.2%
Corrections Corp. of America, 7.50%, 5/01/11	USD	3,000	$2,850,000
DI Finance Series B, 9.50%, 2/15/13		283	240,550
Sally Holdings LLC:
9.25%, 11/15/14		210	158,550
10.50%, 11/15/16		614	356,120
US Investigations Services, Inc., 10.50%, 11/01/15 (d)		700	511,000
Waste Services, Inc., 9.50%, 4/15/14		3,000	2,280,000
West Corp.:
9.50%, 10/15/14		750	397,500
11%, 10/15/16		2,850	1,225,500

			8,019,220

Communications Equipment — 0.3%
Nortel Networks Ltd., 9.003%, 7/15/11 (e)		1,545	502,125

Construction & Engineering — 0.8%
Dycom Industries, Inc., 8.125%, 10/15/15		1,750	1,198,750

Construction Materials — 2.0%
Nortek, Inc., 10%, 12/01/13		3,490	2,443,000
Texas Industries, Inc., 7.25%, 7/15/13		785	596,600

			3,039,600

Containers & Packaging — 5.7%
Berry Plastics Holding Corp., 6.694%, 9/15/14 (e)		1,765	829,550
Crown European Holdings SA, 6.25%, 9/01/11	EUR	1,265	1,398,252
Graphic Packaging International Corp.:
8.50%, 8/15/11	USD	1,240	1,016,800
9.50%, 8/15/13		640	441,600
Impress Holdings BV, 7.878%, 9/15/13 (d)(e)		420	253,050
Owens Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,000	940,000
6.75%, 12/01/14	EUR	205	197,944
Packaging Dynamics Finance Corp., 10%, 5/01/16 (d)	USD	1,355	623,300
Pregis Corp., 12.375%, 10/15/13		1,200	660,000
Rock-Tenn Co., 8.20%, 8/15/11		2,000	1,840,000
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17		2,375	629,375

			8,829,871

Diversified Consumer Services — 2.9%
Catalina Marketing Corp., 10.50%, 10/01/2015 (a)(d)		2,700	2,308,500
Service Corp. International, 7%, 6/15/17		3,000	2,160,000

			4,468,500

Diversified Financial Services — 3.5%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (d)		520	431,600
FCE Bank Plc:
7.125%, 1/16/12	EUR	2,500	1,746,941
Series JD, 6.142%, 9/30/09 (e)		270	250,416
Ford Motor Credit Co. LLC:
7.569%, 1/13/12 (e)	USD	215	94,600
7.80%, 6/01/12		200	86,262

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
GMAC LLC:
7.25%, 3/02/11	USD	600	$245,022
4.403%, 12/01/14 (e)		1,570	471,000
6.75%, 12/01/14		2,540	825,315
8%, 11/01/31		710	186,724
Leucadia National Corp., 8.125%, 9/15/15		1,325	1,149,437

			5,487,317

Diversified Telecommunication Services — 5.6%
Broadview Networks Holdings, Inc., 11.375%, 9/01/12		1,035	734,850
Cincinnati Bell, Inc., 7.25%, 7/15/13		260	213,200
Qwest Communications International, Inc., 7.50%, 2/15/14		3,750	2,437,500
Qwest Corp.:
6.069%, 6/15/13 (e)		1,550	1,085,000
7.625%, 6/15/15		525	396,375
Verizon Communications, Inc., 8.75%, 11/01/18		1,285	1,285,329
Windstream Corp., 8.125%, 8/01/13		3,000	2,475,000

			8,627,254

Electric Utilities — 2.5%
Edison Mission Energy, 7.50%, 6/15/13		1,875	1,528,125
NSG Holdings LLC, 7.75%, 12/15/25 (d)		1,030	803,400
Tenaska Alabama Partners LP, 7%, 6/30/21 (d)		1,929	1,472,281

			3,803,806

Electrical Equipment — 0.5%
Coleman Cable, Inc., 9.875%, 10/01/12		1,025	661,125
UCAR Finance, Inc., 10.25%, 2/15/12		55	50,325

			711,450

Electronic Equipment & Instruments — 0.4%
Sanmina-SCI Corp., 8.125%, 3/01/16		1,270	571,500

Energy Equipment & Services — 0.6%
Compagnie Générale de Geophysique-Veritas:
7.50%, 5/15/15		215	139,750
7.75%, 5/15/17		320	196,400
North American Energy Partners, Inc., 8.75%, 12/01/11		720	540,000

			876,150

Food & Staples Retailing — 0.6%
AmeriQual Group LLC, 9.50%, 4/01/12 (d)		800	496,000
Rite Aid Corp., 7.50%, 3/01/17		740	421,800

			917,800

Food Products — 1.0%
Del Monte Corp., 8.625%, 12/15/12		1,694	1,533,070

Health Care Equipment & Supplies — 3.3%
Biomet, Inc.:
10.375%, 10/15/17 (a)		270	213,300
11.625%, 10/15/17		270	202,500
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15		930	306,900
DJO Finance LLC, 10.875%, 11/15/14		5,300	3,869,000
Hologic, Inc., 2%, 12/15/37 (b)(i)		870	492,638

			5,084,338

Corporate Bonds		Par (000)	Value

Health Care Providers & Services — 3.5%
Community Health Systems, Inc. Series WI, 8.875%, 7/15/15	USD	540	$433,350
HCA, Inc., 9.25%, 11/15/16		175	142,187
Tenet Healthcare Corp.:
6.375%, 12/01/11		345	262,200
6.50%, 6/01/12		4,285	3,128,050
Vanguard Health Holding Co. II, LLC, 9%, 10/01/14		1,800	1,440,000

			5,405,787

Hotels, Restaurants & Leisure — 7.0%
American Real Estate Partners LP, 7.125%, 2/15/13		3,045	1,834,613
Caesars Entertainment, Inc., 7.875%, 3/15/10		1,350	702,000
Galaxy Entertainment Finance Co. Ltd. (d):
8.133%, 12/15/10 (e)		300	114,000
9.875%, 12/15/12		550	203,500
Gaylord Entertainment Co., 8%, 11/15/13		635	377,031
Great Canadian Gaming Corp., 7.25%, 2/15/15 (d)		2,000	1,380,000
Greektown Holdings, LLC, 10.75%, 12/01/13 (d)(f)(g)		559	114,595
Harrah’s Operating Co., Inc., 10.75%, 2/01/18 (a)(d)		3,250	290,424
Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10		1,550	511,500
Landry’s Restaurants, Inc., 9.50%, 12/15/14		245	221,725
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (d)		1,290	844,950
MGM Mirage, 6%, 10/01/09		380	307,800
Penn National Gaming, Inc., 6.875%, 12/01/11		2,025	1,822,500
San Pasqual Casino, 8%, 9/15/13 (d)		975	721,500
Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (d)		360	162,000
Station Casinos, Inc., 7.75%, 8/15/16		1,350	411,750
Travelport LLC, 6.828%, 9/01/14 (e)		160	38,400
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (f)(g)		305	10,675
Virgin River Casino Corp., 9%, 1/15/12		940	282,000
Wynn Las Vegas LLC, 6.625%, 12/01/14		770	544,775

			10,895,738

Household Durables — 0.9%
American Greetings Corp., 7.375%, 6/01/16		1,020	810,900
Jarden Corp., 7.50%, 5/01/17		1,015	659,750

			1,470,650

IT Services — 2.3%
Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(d)		390	275,925
First Data Corp., 9.875%, 9/24/15		1,005	577,875
SunGard Data Systems, Inc.:
9.125%, 8/15/13 (c)		2,380	1,844,500
10.625%, 5/15/15 (d)		1,100	847,000

			3,545,300

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	15

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers &
Energy Traders — 3.7%
The AES Corp., 8.75%, 5/15/13 (d)	USD	1,070	$941,600
Energy Future Holding Corp., 11.25%, 11/01/17 (a)(d)		3,550	1,890,375
NRG Energy, Inc.:
7.25%, 2/01/14		1,625	1,324,375
7.375%, 2/01/16		1,250	1,015,625
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (a)(d)		960	518,400

			5,690,375

Industrial Conglomerates — 1.6%
Sequa Corp. (d):
11.75%, 12/01/15		2,540	1,117,600
13.50%, 12/01/15 (a)		3,349	1,427,661

			2,545,261

Insurance — 1.0%
Alliant Holdings I, Inc., 11%, 5/01/15 (d)		1,700	1,211,250
USI Holdings Corp., 6.024%, 11/15/14 (d)(e)		680	279,650

			1,490,900

Life Sciences Tools & Services — 0.3%
Invitrogen Corp., 2%, 8/01/23 (b)		580	543,750

Machinery — 0.8%
AGY Holding Corp., 11%, 11/15/14		1,280	768,000
Accuride Corp., 8.50%, 2/01/15		555	199,800
RBS Global, Inc., 8.875%, 9/01/16		450	279,000

			1,246,800

Marine — 1.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (b)		610	311,863
Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (d)		477	286,200
Teekay Shipping Corp., 8.875%, 7/15/11		2,325	1,993,688

			2,591,751

Media — 14.3%
Affinion Group, Inc., 10.125%, 10/15/13		1,340	917,900
Allbritton Communications Co., 7.75%, 12/15/12		1,850	1,073,000
Barrington Broadcasting Group LLC, 8.72%, 8/15/14		1,125	435,938
CMP Susquehanna Corp., 9.875%, 5/15/14		2,000	355,000
CSC Holdings, Inc. Series B, 7.625%, 4/01/11		2,275	2,013,375
Cablevision Systems Corp. Series B:
8.334%, 4/01/09 (e)		520	508,300
8%, 4/15/12		475	389,500
Charter Communications Holdings II, LLC, 10.25%, 9/15/10		3,875	1,966,563
DirecTV Holdings LLC, 7.625%, 5/15/16		1,435	1,223,338
EchoStar DBS Corp., 7%, 10/01/13		90	67,500
Harland Clarke Holdings Corp.:
6.899%, 5/15/15 (e)		350	143,500
9.50%, 5/15/15		420	184,800
Intelsat Corp., 9.25%, 6/15/16 (d)		510	425,850
Liberty Media Corp., 3.125%, 3/30/23 (b)		1,113	724,841
Local Insight Regatta Holdings, Inc., 11%, 12/01/17		748	351,560
Mediacom LLC, 9.50%, 1/15/13		2,425	1,988,500
Network Communications, Inc., 10.75%, 12/01/13		30	9,900
Nielsen Finance LLC, 10%, 8/01/14		3,810	2,743,200
ProtoStar I Ltd., 10.50%, 10/15/12 (b)(d)(e)		829	621,882
R.H. Donnelley Corp., 11.75%, 5/15/15 (d)		100	26,500

Corporate Bonds	Par (000)		Value

Media (concluded)
Rainbow National Services LLC, 10.375%, 9/01/14 (d)	USD	1,582	$1,368,430
Salem Communications Corp., 7.75%, 12/15/10		2,475	1,534,500
TL Acquisitions, Inc., 10.50%, 1/15/15 (d)		4,670	2,521,800
Virgin Media, Inc., 6.50%, 11/15/16 (b)(d)		1,210	503,663

			22,099,340

Metals & Mining — 4.5%
Aleris International, Inc.:
9%, 12/15/14		1,035	62,100
10%, 12/15/16		800	84,000
FMG Finance Property Ltd. (d):
10%, 9/01/13		535	299,600
10.625%, 9/01/16		1,295	731,675
Foundation PA Coal Co., 7.25%, 8/01/14		1,975	1,496,062
Freeport-McMoRan Copper & Gold, Inc.:
7.084%, 4/01/15 (e)		1,745	1,047,000
8.375%, 4/01/17		710	504,100
Newmont Mining Corp., 1.625%, 7/15/17 (b)		585	505,294
Novelis, Inc., 7.25%, 2/15/15		1,975	1,145,500
Ryerson, Inc. (d):
10.568%, 11/01/14 (e)		400	264,000
12%, 11/01/15		265	164,300
Steel Dynamics, Inc., 7.375%, 11/01/12		520	384,800
Vedanta Resources Plc, 9.50%, 7/18/18 (d)		640	326,400

			7,014,831

Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 9%, 10/15/15 (a)		155	65,875

Oil, Gas & Consumable Fuels — 8.9%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (d)		1,275	803,250
Berry Petroleum Co., 8.25%, 11/01/16		510	321,300
Chaparral Energy, Inc., 8.50%, 12/01/15		635	234,950
Chesapeake Energy Corp.:
7.25%, 12/15/18		2,410	1,687,000
2.25%, 12/15/38 (b)		800	380,000
Compton Petroleum Finance Corp., 7.625%, 12/01/13		1,610	660,100
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (d)		1,325	689,000
Corral Finans AB, 6.253%, 4/15/10 (a)(d)		2,101	1,316,917
EXCO Resources, Inc., 7.25%, 1/15/11		2,800	2,156,000
Encore Acquisition Co., 6.25%, 4/15/14		2,000	1,380,000
Forest Oil Corp., 7.25%, 6/15/19 (d)		2,275	1,558,375
OPTI Canada, Inc., 8.25%, 12/15/14		1,725	672,750
PetroHawk Energy Corp., 7.875%, 6/01/15 (d)		650	458,250
Sabine Pass LNG LP, 7.50%, 11/30/16		390	269,100
SandRidge Energy, Inc.:
8.625%, 4/01/15 (a)		1,000	632,500
8%, 6/01/18 (d)		990	633,600

			13,853,092

Paper & Forest Products — 4.3%
Abitibi-Consolidated, Inc.:
6.319%, 6/15/11 (e)		815	122,250
8.85%, 8/01/30		195	35,100
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (d)		1,032	691,112
Bowater, Inc., 5.819%, 3/15/10 (e)		2,825	932,250
Domtar Corp., 7.125%, 8/15/15		2,750	1,870,000

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
NewPage Corp., 10%, 5/01/12	USD	2,710	$1,463,400
Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		885	500,025
Verso Paper Holdings LLC Series B:
6.943%, 8/01/14 (e)		280	151,200
9.125%, 8/01/14		1,820	873,600

			6,638,937

Personal Products — 0.7%
Chattem, Inc., 7%, 3/01/14		1,305	1,135,350

Pharmaceuticals — 0.5%
Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (e)		1,390	792,300

Real Estate Investment Trusts (REITs) — 0.1%
FelCor Lodging LP, 8.50%, 6/01/11		295	204,287

Real Estate Management & Development — 1.4%
Forest City Enterprises, Inc., 7.625%, 6/01/15		3,025	1,512,500
Realogy Corp.:
10.50%, 4/15/14		1,945	340,375
12.375%, 4/15/15		2,193	350,880

			2,203,755

Semiconductors & Semiconductor
Equipment — 0.2%
Spansion, Inc., 5.328%, 6/01/13 (d)(e)		1,215	255,150

Software — 0.1%
BMS Holdings, Inc., 10.595%, 2/15/12 (a)(d)(e)		396	150,360

Specialty Retail — 2.8%
Asbury Automotive Group, Inc., 7.625%, 3/15/17		350	140,000
AutoNation, Inc.:
6.753%, 4/15/13 (c)(e)		925	587,375
7%, 4/15/14		775	503,750
Buffets, Inc., 12.50%, 11/01/14 (f)(g)		575	1,438
General Nutrition Centers, Inc.:
7.584%, 3/15/14 (a)(e)		1,760	1,003,200
10.75%, 3/15/15		1,420	816,500
Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(i)		1,055	457,606
Michaels Stores, Inc.:
10%, 11/01/14		810	255,150
11.375%, 11/01/16		855	188,100
United Auto Group, Inc., 7.75%, 12/15/16		1,110	405,150

			4,358,269

Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co., 8.875%, 4/01/16		2,000	1,120,000
Quiksilver, Inc., 6.875%, 4/15/15		1,750	647,500

			1,767,500

Thrifts & Mortgage Finance — 0.2%
Residential Capital LLC, 8.50%, 5/15/10 (d)		805	233,450

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services — 9.0%
Centennial Cellular Operating Co. LLC, 10.125%, 6/15/13	USD	1,650	$1,627,313
Centennial Communications Corp., 9.633%, 1/01/13 (e)		1,370	1,280,950
Cricket Communications, Inc.:
9.375%, 11/01/14		1,285	1,019,969
10%, 7/15/15 (d)		890	725,350
Digicel Group Ltd. (d):
8.875%, 1/15/15		1,370	705,550
9.125%, 1/15/15 (a)		1,983	1,001,415
FiberTower Corp., 9%, 11/15/12 (b)		600	180,750
iPCS, Inc., 5.318%, 5/01/13 (e)		815	570,500
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,975	2,439,500
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (d)		2,400	1,740,000
Orascom Telecom Finance SCA, 7.875%, 2/08/14 (d)		275	151,250
Sprint Capital Corp., 7.625%, 1/30/11		2,875	2,070,000
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (d)		395	398,550

			13,911,097

Total Corporate Bonds — 115.0%			178,133,663

Floating Rate Loan Interests

Auto Components — 1.5%
Allison Transmission, Inc. Term Loan, 4.38% – 5.57%, 8/07/14		1,393	829,709
Dana Holding Corp. Term Advance, 6.75% – 8.02%, 1/31/15		1,982	1,175,851
Delphi Corp.:
Initial Tranche C Loan, 8.50%, 12/31/08		1,218	300,541
Subsequent Tranche C Loan, 8.50%, 12/31/08		132	32,460

			2,338,561

Automobiles — 0.5%
Ford Motor Co. Term Loan, 4.43%, 12/15/13		997	398,682
General Motors Corp. Term Loan, 5.795%, 11/29/13		821	316,017

			714,699

Building Products — 3.0%
Building Material Corp. of America Term Loan Advance, 6.50% – 6.625%, 2/24/14		498	306,586
CPG International, I Inc. Term Loan, 7.20%, 2/28/11		3,292	3,225,874
Stile Acquisition Corp. (aka Masonite):
Canadian Term Loan, 5.50%, 4/06/13		932	539,505
U.S. Term Loan B, 5%, 4/06/13		944	546,463

			4,618,428

Capital Markets — 0.2%
Marsico Parent Co., LLC Term Loan, 4.438% – 7.75%, 12/15/14		496	330,006

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	17

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Chemicals — 1.6%
PQ Corp. (fka Niagara Acquisition, Inc.):
First Lien Term Loan, 6.72% – 7.02%, 7/30/14	USD	748	$462,902
Second Lien Term Loan, 9.97%, 7/30/15		3,500	1,662,500
Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (f)(g)(h)		2,830	424,500

			2,549,902

Containers & Packaging — 0.2%
Berry Plastics Group, Inc. Term Loan, 11.334%, 6/15/14		970	290,904

Diversified Telecommunication Services — 2.4%
Wind Telecomunicazioni SpA Second Lien Term Loan, 10.92% – 11.473%, 12/17/14	EUR	3,460	3,665,115

Health Care Providers & Services — 1.5%
CHS/Community Health Systems, Inc. Funded Term Loan, 4.018% – 4.463%, 7/25/14	USD	1,570	1,149,575
Rotech Healthcare, Inc. Term Loan, 9.135%, 9/26/11		1,700	1,105,315

			2,254,890

Hotels, Restaurants & Leisure — 0.5%
Travelport, LLC (fka Travelport Inc.) Term Loan, 8.936%, 3/22/12 (a)		2,868	745,651

Independent Power Producers & Energy Traders — 2.5%
Calpine Corp. Term Loan, 6.645%, 3/29/14		748	523,414
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B1 Term Loan, 5.268% – 7.262%, 10/10/14		219	148,058
Initial Tranche B2 Term Loan, 5.268% – 7.262%, 10/10/14		1,323	894,287
Initial Tranche B3 Term Loan, 5.268% – 7.262%, 10/10/14		3,465	2,338,009

			3,903,768

Machinery — 0.9%
Navistar International Corp.:
Revolving Credit-Linked, 4.686% – 7.126%, 1/19/12		535	288,900
Term Advance, 4.686%, 1/19/12		1,470	793,800
Rexnord Holdings, Inc. Term Loan, 9.181%, 3/02/13 (a)		416	324,762

			1,407,462

Media — 4.8%
Affinion Group Holdings, Inc. Loan, 9.868%, 3/01/12		400	160,000
Cengage Learning Acquisition, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/05/14		1,746	1,466,325
HMH Publishing Company Ltd. (fka Education Media):
Mezzanine, 5.50% – 7.561%, 11/14/14		6,278	3,766,878
Tranche A Term Loan, 7.516%, 11/14/14		2,636	1,660,909
NV Broadcasting Second Lien Term Loan, 9.32%, 10/26/14		1,500	450,000

			7,504,112

Multiline Retail — 0.3%
Dollar General Corp. Tranche B1 Term Loan, 4.173% – 6.17%, 7/03/14		640	491,360

Floating Rate Loan Interests	Par (000)		Value

Oil, Gas & Consumable Fuels — 1.4%
Abbot Group Plc Mezzanine Bridge Loan, 14.50%, 3/15/18 (j)	USD	2,222	$2,177,164

Paper & Forest Products — 1.0%
Georgia-Pacific LLC Term Loan B, 4.317% – 5.262%, 12/22/12			257,019
NewPage Corp. Term Loan B, 7%, 12/21/14		496	364,123
Verso Paper Finance Holdings LLC Term Loan, 10.012%, 2/01/13		1,169	890,602

			1,511,744

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term Loan B, 5.706%, 9/22/14		405	231,609
Synthetic Letter of Credit, 1.286% – 3.15%, 9/22/14		130	74,344

			305,953

Total Floating Rate Loan Interests — 22.5%			34,809,719

Common Stocks	Shares

Capital Markets — 0.1%
E*Trade Financial Corp. (f)		73,574	99,325

Communications Equipment — 0.5%
Loral Space & Communications Ltd. (f)		82,907	700,564

Electrical Equipment — 0.0%
Medis Technologies Ltd.(f)		70,784	47,425
SunPower Corp. Class B (f)		778	20,244

			67,669

Oil, Gas & Consumable Fuels — 0.3%
EXCO Resources, Inc. (f)		67,175	515,232

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.		125,117	132,159
Ainsworth Lumber Co. Ltd. (d)(f)		140,415	148,198
Western Forest Products, Inc. (d)(f)		45,762	18,080
Western Forest Products, Inc. (f)		158,023	62,435

			360,872

Wireless Telecommunication Services — 0.2%
American Tower Corp. Class A (f)		11,625	316,665

Total Common Stocks — 1.3%			2,060,327

Preferred Securities

Capital Trusts	Par (000)

Diversified Financial Services — 1.9%
Citigroup, Inc. Series E, 8.40% (c)(e)(k)	USD	3,045	1,797,920
JPMorgan Chase & Co., 7.90% (c)(e)(k)		1,425	1,115,547

Total Capital Trusts — 1.9%			2,913,467

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (d)		72	$37,440

Total Preferred Stocks — 0.0%			37,440

Total Preferred Securities — 1.9%			2,950,907

Warrants (l)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)		32,042	—

Paper & Forest Products — 0.0%
MDP Acquisitions Plc (expires 10/01/13)		700	8,402

Total Warrants — 0.0%			8,402

Other Interests (m)	Beneficial Interest (000)

Media — 0.0%
Adelphia Escrow (j)	USD	750	75
Adelphia Recovery Trust (j)		941	3,762

Total Other Interests — 0.0%			3,837

Total Long-Term Investments (Cost — $351,548,912) — 140.7%			217,966,855

Short-Term Securities

BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (n)(o)		1,484	1,484,432

Total Short-Term Securities (Cost — $1,484,432) — 1.0%			1,484,432

Options Purchased	Contracts

OTC Traded Call Options
Marsico Parent Superholdco LLC, expiring December 2019 at USD 942.86, Broker, The Goldman Sachs Group, Inc.		19	27,550

Total Options Purchased (Cost — $18,578) — 0.0%			27,550

Total Investments (Cost — $353,051,922*) — 141.7%			219,478,837

Liabilities in Excess of Other Assets — (41.7)%			(64,566,877)

Net Assets — 100.0%			$154,911,960

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$353,606,991

Gross unrealized appreciation	$176,000
Gross unrealized depreciation	(134,304,154)

Net unrealized depreciation	$(134,128,154)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(b)	Convertible security.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(i)	Represents a step bond. Rate shown is as of report date.

(j)	Security is fair valued.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	“Other interests” represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Series, LLC Cash Sweep Series	USD	1,484,432	$22,803

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	19

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Foreign currency exchange contracts as of November 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,498,013	EUR	3,562,500	12/10/08	$12,805
USD	287,102	CAD	340,000	1/21/09	(26,961)
USD	2,977,625	EUR	2,332,000	1/21/09	16,160
USD	219,134	EUR	175,000	1/21/09	(3,103)

Total					$(1,099)

•	Credit default swaps — sold protection outstanding as of November 30, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating(1)	Notional Amount (000)(2)	Unrealized Depreciation

Ford Motor Company	3.80%	UBS AG	March 2010	CCC–	USD 4,000	$(2,602,216)

Ford Motor Company	5.00%	The Goldman Sachs Group, Inc.	June 2010	CCC–	USD 1,000	(644,851)

Total						$(3,247,067)

(1)	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

(2)	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement. See Note 1 of the Notes to Financial Statements.

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	USD	U.S. Dollar

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$1,912,129	—
Level 2	201,649,511	$(3,220,616)
Level 3	15,889,647	—

Total	$219,451,287	$(3,220,616)

*	Other financial instruments are swaps, foreign currency exchange contracts and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance, as of June 1, 2008	$3,837
Accrued discounts/premiums	4,250
Realized gain	529
Change in unrealized depreciation	(8,923,944)
Net purchases	2,221,388
Net transfers in/out of Level 3	22,583,587

Balance, as of November 30, 2008	$15,889,647

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Statements of Assets and Liabilities

November 30, 2008 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

Assets

Investments at value — unaffiliated[1]	$206,751,140	$217,994,405
Investments at value — affiliated[2]	1,748,077	1,484,432
Foreign currency at value[3]	960	276,358
Cash	211,455	—
Unrealized appreciation on foreign currency exchange contracts	153,166	28,965
Interest receivable	6,780,555	7,505,998
Investments sold receivable — unaffiliated	3,873,867	2,175,753
Swaps receivable	40,854	52,957
Principal paydown receivable	3,799	5,010
Dividends receivable	296	14,074
Commitment fees receivable	—	255
Prepaid expenses	21,845	23,066

Total assets	219,586,014	229,561,273

Liabilities

Loan payable	65,700,000	70,200,000
Unrealized depreciation on swaps	3,039,289	3,247,067
Unrealized depreciation on foreign currency exchange contracts	21,028	30,064
Unrealized depreciation on unfunded loan commitments	—	34,219
Bank overdraft	—	288,952
Investments purchased payable — unaffiliated	2,919,177	539,415
Investment advisory fees payable	93,913	119,573
Income dividends payable	130,236	140,373
Interest payable	42,161	45,071
Other affiliates payable	1,805	1,915
Officer’s and Directors’ fees payable	558	373
Other accrued expenses payable	3,917	2,291

Total liabilities	71,952,084	74,649,313

Net Assets	$147,633,930	$154,911,960

Net Assets Consist of

Par value $0.10 per share[4]	$3,458,096	$3,731,650
Paid-in capital in excess of par	436,386,510	522,699,017
Undistributed net investment income	5,015,909	2,894,556
Accumulated net realized loss	(171,156,955)	(237,528,766)
Net unrealized appreciation/depreciation	(126,069,630)	(136,884,497)

Net Assets	$147,633,930	$154,911,960

Net asset value	$4.27	$4.15

[1] Investments at cost — unaffiliated	$329,873,913	$351,567,490

[2] Investments at cost — affiliated	$1,748,077	$1,484,432

[3] Foreign currency at cost	$1,067	$275,866

[4] Shares outstanding	34,580,960	37,316,497

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	21

Statements of Operations

Six Months Ended November 30, 2008 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

Investment Income

Interest	$14,340,468	$15,675,039
Dividends	69,668	73,040
Income — affiliated	23,818	22,803
Facility and other fees	94,361	185,802

Total income	14,528,315	15,956,684

Expenses

Investment advisory	729,553	935,454
Borrowing	149,325	142,982
Professional	118,896	133,338
Printing	31,248	40,987
Accounting services	25,955	22,087
Transfer agent	23,054	13,634
Officer and Directors	12,998	13,977
Custodian	12,668	15,384
Miscellaneous	32,798	42,423

Total expenses excluding interest expense	1,136,495	1,360,266
Interest expense	1,223,760	1,346,126

Total expenses	2,360,255	2,706,392
Less fees paid indirectly	(105)	(1,902)

Total expenses after fees paid indirectly	2,360,150	2,704,490

Net investment income	12,168,165	13,252,194

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(18,150,053)	(19,418,713)
Swaps	(1,372,666)	(1,365,754)
Foreign currency	933,880	1,013,029

	(18,588,839)	(19,771,438)

Net change in unrealized appreciation/depreciation on:
Investments	(98,772,558)	(106,981,648)
Swaps	(2,324,741)	(2,503,347)
Foreign currency	110,304	23,838
Unfunded loan commitments	—	(34,219)

	(100,986,995)	(109,495,376)

Total realized and unrealized loss	(119,575,834)	(129,266,814)

Net Decrease in Net Assets Resulting from Operations	$(107,407,669)	$(116,014,620)

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Statements of Changes in Net Assets

	BlackRock Corporate High Yield Fund, Inc. (COY)		BlackRock Corporate High Yield Fund III, Inc. (CYE)

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008

Operations

Net investment income	$12,168,165	$25,842,085	$13,252,194	$27,155,524
Net realized loss	(18,588,839)	(9,129,906)	(19,771,438)	(9,283,103)
Net change in unrealized appreciation/depreciation	(100,986,995)	(36,722,065)	(109,495,376)	(40,223,490)

Net decrease in net assets resulting from operations	(107,407,669)	(20,009,886)	(116, 014,620)	(22,351,069)

Dividends to Shareholders From

Net investment income	(12,656,631)	(26,113,293)	(13,433,939)	(28,767,885)

Net Assets

Total decrease in net assets	(120,064,300)	(46,123,179)	(129,448,559)	(51,118,954)
Beginning of period	267,698,230	313,821,409	284,360,519	335,479,473

End of period	$147,633,930	$267,698,230	$154,911,960	$284,360,519

End of period undistributed net investment income	$5,015,909	$5,504,375	$2,894,556	$3,076,301

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	23

Statements of Cash Flows

Six Months Ended November 30, 2008 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$(107,407,669)	$(116,014,620)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease (increase) in receivables	136,527	(309,202)
Decrease in prepaid expenses and other assets	23,134	23,702
Decrease in other liabilities	(115,164)	(125,334)
Net realized and unrealized loss on investments	119,137,048	128,941,547
Amortization of premium and discount on investments	(538,476)	(654,894)
Paid-in-kind income	(347,067)	(518,278)
Proceeds from sales and paydowns of long-term securities	78,064,498	82,371,659
Purchases of long-term securities	(77,246,631)	(81,966,236)
Net purchases of short-term investments	(4,859,939)	(1,484,432)

Cash provided by operating activities	6,846,261	10,263,912

Cash Used for Financing Activities

Cash receipts from borrowings	43,000,000	48,000,000
Cash payments from borrowings	(42,000,000)	(49,500,000)
Cash dividends paid to shareholders	(12,660,471)	(13,399,435)
Increase in custodian bank payable	—	288,952

Cash used for financing activities	(11,660,471)	(14,610,483)

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	(4,040)	32,653

Cash

Net decrease in cash	(4,818,250)	(4,313,918)
Cash at beginning of period	5,030,665	4,590,276

Cash at end of period	$212,415	$276,358

Cash Flow Information

Cash paid for interest	$1,229,313	$1,354,021

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Financial Highlights	BlackRock Corporate High Yield Fund, Inc. (COY)

	Six Months Ended November 30, 2008 (Unaudited)
		Year Ended May 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$7.74	$9.07	$8.52	$8.53	$8.48	$8.01

Net investment income[1]	0.35	0.75	0.73	0.74	0.87	0.91
Net realized and unrealized gain (loss)	(3.45)	(1.32)	0.49	0.02	0.07	0.56

Net increase (decrease) from investment operations	(3.10)	(0.57)	1.22	0.76	0.94	1.47

Dividends from net investment income	(0.37)	(0.76)	(0.67)	(0.77)	(0.89)	(1.00)

Net asset value, end of period	$4.27	$7.74	$9.07	$8.52	$8.53	$8.48

Market price, end of period	$3.58	$7.28	$8.47	$7.42	$8.46	$8.23

Total Investment Return[2]

Based on net asset value	(40.70)%[3]	(5.49)%	15.60%	9.75%	11.31%	18.65%

Based on market price	(47.14)%[3]	(4.81)%	23.96%	(3.63)%	13.75%	6.75%

Ratios to Average Net Assets

Total expenses after fees paid indirectly and excluding interest expense	1.00%[4]	0.83%	0.91%	0.90%	0.87%	0.91%

Total expenses after fees paid indirectly	2.08%[4]	2.33%	3.25%	2.39%	1.69%	1.39%

Total expenses	2.08%[4]	2.33%	3.25%	2.39%	1.69%	1.39%

Net investment income	10.74%[4]	9.15%	8.36%	8.55%	9.85%	10.72%

Supplemental Data

Net assets, end of period (000)	$147,634	$267,698	$313,821	$294,759	$294,218	$291,654

Amount of loan outstanding, end of period (000)	$65,700	$64,700	$126,200	$127,700	$100,600	$100,400

Average amount of loan outstanding during the period (000)	$65,364	$81,598	$125,974	$101,539	$104,938	$101,764

Portfolio turnover	25%	38%	62%	57%	57%	83%

Asset coverage, end of period, per $1,000 of loan outstanding	$3,247	$5,138	$3,487	$3,308	$3,925	$3,905

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	25

Financial Highlights (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

	Six Months Ended November 30, 2008 (Unaudited)
		Year Ended May 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$7.62	$8.99	$8.46	$8.46	$8.43	$7.86

Net investment income[1]	0.36	0.73	0.71	0.72	0.85	0.88
Net realized and unrealized gain (loss)	(3.47)	(1.33)	0.49	0.02	0.07	0.58

Net increase (decrease) from investment operations	(3.11)	(0.60)	1.20	0.74	0.92	1.46

Dividends from net investment income	(0.36)	(0.77)	(0.67)	(0.74)	(0.89)	(0.89)

Capital changes with respect to issuance of Common Shares	—	—	—	—	—	0.00 [2]

Net asset value, end of period	$4.15	$7.62	$8.99	$8.46	$8.46	$8.43

Market price, end of period	$3.38	$7.03	$8.53	$7.36	$8.38	$7.97

Total Investment Return[3]

Based on net asset value	(41.36)%[4]	(5.69)%	15.51%	9.78%	11.24%	19.33%

Based on market price	(48.23)%[4]	(8.30)%	25.98%	(3.59)%	16.55%	6.07%

Ratios to Average Net Assets

Total expenses after fees paid indirectly and excluding interest expense	1.13%[5]	0.96%	1.04%	1.00%	0.99%	1.01%

Total expenses after fees paid indirectly	2.25%[5]	2.47%	3.38%	2.49%	1.81%	1.51%

Total expenses	2.25%[5]	2.47%	3.38%	2.49%	1.81%	1.51%

Net investment income	11.04%[5]	9.01%	8.25%	8.45%	9.71%	10.48%

Supplemental Data

Net assets, end of period (000)	$154,912	$284,361	$335,479	$315,699	$315,626	$313,583

Amount of loan outstanding, end of period (000)	$70,200	$71,700	$129,700	$141,000	$107,800	$109,600

Average amount of loan outstanding during the period (000)	$71,903	$88,466	$134,704	$109,144	$112,501	$112,297

Portfolio turnover	24%	38%	62%	56%	55%	83%

Asset coverage, end of period, per $1,000 of loan outstanding	$3,207	$4,966	$3,587	$3,239	$3,928	$3,861

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Corporate High Yield Fund, Inc. and BlackRock Corporate High Yield Fund III, Inc. (the “Funds” or individually the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, closed-end management investment companies. The Funds are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds value their bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day. The Funds value their investment in the BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used unless it is determined that the prior day’s price no longer reflects the fair value of the option.

Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market date factors.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds may enter into foreign currency contracts as a hedge against either specific transactions or portfolio positions. Foreign currency contracts, when used by the Funds, help to manage the overall exposure to the foreign currency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counterparties

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	27

Notes to Financial Statements (continued)

may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

•

Options — The Funds may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction.

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. The Funds may execute transactions in both listed and OTC options. Transactions in certain OTC options may expose the Funds to the risk of default by the counterparty to the transactions.

•

Credit default swaps — The Funds may enter into credit default swaps for investment purposes or to manage their credit risk. The Funds may enter into swap agreements, in which the Funds and the counterparty agree to make periodic net payments on a specified notional amount. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g., default, bankruptcy or debt restructuring). The Funds may either buy or sell (write) credit default swaps. As a buyer, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Funds may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risk involves the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: The Funds may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as

28	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Notes to Financial Statements (continued)

LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

The Funds earn and/or pay facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded on the accrual basis. When a Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Funds may include covenant waiver fees and covenant modification fees.

The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. Each Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Each Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds segregate assets in connection with certain investments (e.g., forward foreign currency contracts and swaps) and certain borrowings, each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., swaps).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recorded on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	29

Notes to Financial Statements (continued)

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Funds. Each Fund may, however, elect to invest in Common Shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations.

Bank Overdraft: BlackRock Corporate High Yield Fund III, Inc. recorded a bank overdraft, which resulted from estimates of available cash.

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a wholly owned subsidiary of Bank of America Corporation (“BAC”), and The PNC Financial Services Group, Inc. are the largest stockholders of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock Corporate High Yield, Inc. and BlackRock Corporate High Yield III, Inc. pay the Advisor a monthly fee at an annual rate of 0.50% and 0.60%, respectively, of the average daily value of each Fund’s net assets, plus the proceeds of any outstanding borrowings used for leverage.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Advisor.

For the six months ended November 30, 2008, the Funds reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement to Advisor

BlackRock Corporate High Yield Fund, Inc.	$2,041
BlackRock Corporate High Yield Fund III, Inc.	$2,295

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended November 30, 2008 were as follows:

	BlackRock Corporate High Yield Fund, Inc.	BlackRock Corporate High Yield Fund III, Inc.

Total Purchases	$71,500,242	$73,359,259
Total Sales	$80,223,624	$82,707,298

30	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Notes to Financial Statements (concluded)

4. Capital Share Transactions:

Each Fund is authorized to issue 200,000,000 shares, all of which were initially classified as Common Shares. The Board is authorized, however, to classify and reclassify any unissued shares without approval of the holders of Common Shares.

Shares issued and outstanding for the Funds during the six months ended November 30, 2008 and the year ended May 31, 2008 remained constant.

5. Commitments:

BlackRock Corporate High Yield Fund III, Inc. may invest in floating rate loans. In connection with these investments, the Fund may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of November 30, 2008, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitment (000)	Value of Underlying Loan

Community Health Systems, Inc.	158	$123,910

6. Short-Term Borrowings:

On May 16, 2008, the Funds renewed their revolving credit and security agreements pursuant to a commercial paper asset securitization program with Citicorp North America, Inc. (“Citicorp”), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the “Lenders”). The agreement was renewed for one year and at the time of renewal had maximum limits of $135,000,000 for BlackRock Corporate High Yield, Inc. and $143,000,000 for BlackRock Corporate High Yield III, Inc.

Under the Citicorp program, the conduits will fund advances to each Fund through the issuance of highly rated commercial paper. Each Fund has granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obligations to the Lenders. The interest rate on each Fund’s borrowings is based on the interest rate carried by the commercial paper plus a program fee. In addition, each Fund pays a liquidity fee to the secondary backstop lenders and the agent. These amounts are shown on the Statements of Operations as borrowing costs.

Under the agreement, the Funds are subject to certain conditions and covenants, which include among other things limitations on asset declines over prescribed time periods. As a result of the decline in net assets attributable to market conditions, certain terms of the facility were renegotiated effective December 5, 2008, which included a reduction of the maximum limits to $81,000,000 and $85,000,000 for BlackRock Corporate High Yield Inc. and BlackRock Corporate High Yield III, Inc., respectively, waivers of certain financial covenants by the Lenders, and an increase in program and liquidity fees under the facility.

For the six months ended November 30, 2008, the daily weighted average interest rates were as follows:

Daily Weighted Average Interest Rate

BlackRock Corporate High Yield Fund, Inc.	3.70%
BlackRock Corporate High Yield Fund III, Inc.	3.70%

7. Capital Loss Carryforward:

As of May 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated year of expiration:

Expires May 31,	BlackRock Corporate High Yield Fund, Inc.	BlackRock Corporate High Yield Fund III, Inc.

2009	$25,513,921	$34,200,029
2010	33,478,307	52,918,036
2011	77,885,783	119,513,437
2012	6,647,369	1,938,881
2016	454,145	363,401

Total	$143,979,525	$208,933,784

8. Subsequent Events:

The Funds paid an ordinary income dividend in the amount of $0.061 per share for BlackRock Corporate High Yield Fund, Inc. and $0.060 per share for BlackRock Corporate High Yield Fund III, Inc. on December 18, 2008 to shareholders of record on December 15, 2008.

On January 1, 2009, BAC announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	31

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board,
Chair of the Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodians

For BlackRock Corporate High Yield Fund, Inc.:
JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

For BlackRock Corporate High Yield Fund III, Inc.:
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

Computershare Trust Company, N.A.
Providence, RI 02940

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director of the Funds. The Board of Directors wishes Mr. Salomon well in his retirement.

32	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

Additional Information

Proxy Results (Unaudited)

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008, to elect director nominees of each Fund:

Approved the Directors as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund, Inc.	25,176,064	1,034,943	25,170,436	1,040,571	25,179,034	1,031,973
BlackRock Corporate High Yield Fund III, Inc.	27,759,950	927,747	27,756,182	931,515	27,763,434	924,263

	W. Carl Kester		Robert S. Salomon, Jr.		Richard S. Davis

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund, Inc.	25,183,806	1,027,201	25,188,757	1,022,250	25,183,903	1,027,104
BlackRock Corporate High Yield Fund III, Inc.	27,771,495	916,202	27,753,544	934,153	27,769,750	917,947

	Frank J. Fabozzi		James T. Flynn		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund, Inc.	25,165,404	1,045,603	25,190,554	1,020,453	25,200,250	1,010,757
BlackRock Corporate High Yield Fund III, Inc.	27,765,695	922,002	27,758,063	929,634	27,767,580	920,117

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund, Inc.	25,176,552	1,034,455	25,193,151	1,017,856	25,177,130	1,033,877
BlackRock Corporate High Yield Fund III, Inc.	27,767,347	920,350	27,766,652	921,045	27,772,062	915,635

	Jerrold B. Harris

	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund, Inc.	25,180,000	1,031,007
BlackRock Corporate High Yield Fund III, Inc.	27,771,697	916,000

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2008	33

Additional Information (concluded)

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statements of Additional Information of the Funds have not been updated after completion of the Funds’ offering and the information contained in the Funds’ Statements of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	SEMI-ANNUAL REPORT	NOVEMBER 30, 2008

This report is transmitted to shareholders only. It is not a prospectus. The Funds have leveraged their Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Past performance results shown in these reports should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Fund voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

BlackRock Corporate High Yield Fund, Inc.
BlackRock Corporate High Yield Fund III, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#COY13-11/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – as of November 30, 2008
(a) Not Applicable
(b) Effective November 18, 2008, Mr. Jeff Gary, a portfolio manager of the Fund identified in response to paragraph (a) of this item in the Fund’s most recent annual report, has resigned from the Adviser. Messrs. Kevin Booth and James Keenan, portfolio managers also identified in the Fund’s most recent annual report, remain responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ Donald C. Burke
Chief Executive Officer of
BlackRock Corporate High Yield Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 20, 2009